Fair Value Option- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, carrying amount	$ 240
Operations
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt, fair value	$ 321	$ 345